Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of Provisions [line items]
Balance, beginning of year	$ 13	$ 22
Net additions (dispositions)	26	(5)
Increase (decrease) due to changes in estimates	1	(3)
Cash settlements	(7)	(2)
Accretion charges	2	1
Balance, end of year	35	13
Current portion	9	3
Long-term portion	$ 26	$ 10